Equity - Share Capital - Movement in Outstanding Shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A, Ordinary shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	426,129,798	426,129,798
(Acquisition) / disposal of treasury stock (note 16 (d))	(3,944,430)
Number of shares outstanding at end of the year	422,185,368	426,129,798
Class B, Preference shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	258,412,946	258,010,058
(Acquisition) / disposal of treasury stock (note 16 (d))	(2,058,366)	402,888
Number of shares outstanding at end of the year	256,354,580	258,412,946